Commitments and Contingencies - Summary of Future Minimum Commitments (Detail) - Sports Data License Agreement [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
2023	$ 121,797
2024	115,429
2025	40,688
2026	17,918
2027	12,000
Thereafter	21,178
Total	$ 329,010